Expense Example - LionShares U.S. Equity Total Return ETF - LionShares U.S. Equity Total Return ETF Class	Aug. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	$ 63